Note 4 - Securities - Summary of Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities, less than 12 months, gross unrealized losses	$ 313	$ 296
Available-for-sale securities, less than 12 months, fair value	27,245	46,060
Available-for-sale securities, greater than 12 months, gross unrealized losses	2,436	1,154
Available-for-sale securities, greater than 12 months, fair value	78,033	46,284
Available-for-sale securities, gross unrealized losses	2,749	1,450
Available-for-sale securities, fair value	105,278	92,344
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	94	60
Available-for-sale securities, less than 12 months, fair value	11,074	11,951
Available-for-sale securities, greater than 12 months, gross unrealized losses	379	98
Available-for-sale securities, greater than 12 months, fair value	14,636	6,193
Available-for-sale securities, gross unrealized losses	473	158
Available-for-sale securities, fair value	25,710	18,144
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	219	236
Available-for-sale securities, less than 12 months, fair value	16,171	34,109
Available-for-sale securities, greater than 12 months, gross unrealized losses	2,019	1,040
Available-for-sale securities, greater than 12 months, fair value	62,435	39,105
Available-for-sale securities, gross unrealized losses	2,238	1,276
Available-for-sale securities, fair value	78,606	73,214
Other Debt Obligations [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses
Available-for-sale securities, less than 12 months, fair value
Available-for-sale securities, greater than 12 months, gross unrealized losses	38	16
Available-for-sale securities, greater than 12 months, fair value	962	986
Available-for-sale securities, gross unrealized losses	38	16
Available-for-sale securities, fair value	$ 962	$ 986